UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                         Washington, DC 20549

                                               FORM N-Q

                        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                    MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:  811-1976

Sequoia Fund Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

767 Fifth Avenue, Suite 4701 New York NY                                10153
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

Robert D. Goldfarb
c/o Sequoia Fund Inc. 767 Fifth Avenue, Suite 4701 New York, NY  10153
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                    (Name and address of agent for service)


Registrant's telephone number, including area code: 800-686-6884
                                                    ------------

Date of fiscal year end:  December  31, 2006
                          ------------------

Date of reporting period: September 30, 2006
                          ------------------

ITEM 1. SCHEDULE OF INVESTMENTS.


                                   SEQUOIA FUND, INC.
                               STATEMENT OF INVESTMENTS
                            September 30, 2006 (UNAUDITED)

COMMON STOCKS (93.34%)

   SHARES                                                            VALUE (A)
------------                                                       -------------
               AUTO PARTS (1.58%)
   1,699,801   O'Reilly Automotive Inc. (b)                        $ 56,450,391
                                                                   ------------
               AUTOMOTIVE MANUFACTURING (2.75%)
      95,034   Porsche AG (Germany) (c)                              98,439,543
                                                                   ------------
               CASUALTY INSURANCE (14.58%)
  21,238,148   Progressive Corporation                              521,184,152
                                                                   ------------
               DIVERSIFIED COMPANIES (27.32%)
      10,191   Berkshire Hathaway Inc. Class A (b)                  976,297,800
         139   Berkshire Hathaway Inc. Class B (b)                      441,186
                                                                   ------------
                                                                    976,738,986
                                                                   ------------
               EDUCATION (1.01%)
     730,400   Apollo Group, Inc. (b)                                35,964,896
                                                                   ------------
               FINANCE (0.74%)
     376,400   MasterCard Inc.                                       26,479,740
                                                                   ------------
               FREIGHT TRANSPORTATION (3.74%)
   2,997,808   Expeditors International Inc.                        133,642,281
                                                                   ------------
               INDUSTRIAL & CONSTRUCTION SUPPLIES (4.37%)
   4,053,871   Fastenal Company                                     156,357,804
                                                                   ------------
               INSURANCE BROKERS (2.47%)
   2,888,617   Brown & Brown Inc.                                    88,276,136
                                                                   ------------
               MEDICAL EQUIPMENT (0.11%)
     120,083   Patterson Companies Inc. (b)                           4,035,990
                                                                   ------------
               PROCESS CONTROL INSTRUMENTS (0.74%)
     384,112   Danaher Corporation                                   26,376,971
                                                                   ------------
               RETAILING (23.21%)
   5,000,000   Bed Bath & Beyond Inc. (b)                           191,300,000
      39,799   Costco Wholesale Corporation                           1,977,214
   1,840,500   Lowe's Companies, Inc.                                51,644,430
   2,212,866   Target Corporation                                   122,260,847
   1,145,642   Tiffany & Company                                     38,035,314
   7,629,619   TJX Companies, Inc.                                  213,858,221
   2,119,845   Walgreen Company                                      94,099,920
   2,359,150   Wal-Mart Stores, Inc.                                116,353,278
                                                                   ------------
                                                                    829,529,224
                                                                   ------------
               TEXTILE - CARPETS (6.82%)
   3,274,126   Mohawk Industries Inc. (b)                           243,758,680
                                                                   ------------

   SHARES                                                           VALUE (A)
------------                                                     ---------------
               VETERINARY DIAGNOSTICS (3.90%)
   1,528,838   Idexx Laboratories Inc. (b)                       $  139,338,295
                                                                 --------------
               TOTAL COMMON STOCKS                               $3,336,573,089
                                                                 ==============
  PRINCIPAL
   AMOUNT                                                           VALUE (A)
------------                                                     ---------------
U.S. GOVERNMENT OBLIGATIONS (6.73%)
$242,000,000   U.S. Treasury Bills due 11/02/06
               through 11/16/06                                  $  240,739,202
                                                                 --------------
               TOTAL U.S. GOVERNMENT OBLIGATIONS                 $  240,739,202
                                                                 ==============

SUMMARY
Common Stocks                                           93.34%   $3,336,573,089
U.S. Government Obligations                              6.73%      240,739,202
Net Cash & Receivables                                  (0.07)%      (2,596,468)
                                                                 --------------
Net Assets                                                       $3,574,715,823
                                                                 ==============
Number of Shares Outstanding                                         21,955,673
                                                                 ==============
Net Asset Value Per Share                                        $       162.82
                                                                 ==============

(a) Securities traded on a national securities exchange or on a foreign exchange are valued at the last reported sales price on the principal exchange on which the security is listed on the last business day of the period; securities traded in the over-the-counter market are valued in accordance with NASDAQ Official Closing Price on the last business day of the period; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices; U.S. Treasury Bills with remaining maturities of sixty days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of sixty days are stated at their discounted value based upon the mean between the bid and asked discount rates until the sixtieth day prior to maturity, at which point they are valued at amortized cost.

     Purchases and sales of foreign portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

(b)  Non-income producing.

(c) The Fund is invested in preference shares of Porsche AG which possess the same economic interest as Porsche common stock but have no voting rights.

ITEM 2. CONTROLS AND PROCEDURES


(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS

Separate certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits to and part of this Form N-Q.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Sequoia Fund Inc.

By:   /s/ Robert D. Goldfarb
      ------------------------
      Robert D. Goldfarb
      President and Principal Executive Officer

Date: November 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Robert D. Goldfarb
      ------------------------
      Robert D. Goldfarb
      President and Principal Executive Officer

Date: November 28, 2006


By:   /s/ Joseph Quinones, Jr.
      ------------------------
      Joseph Quinones, Jr.
      Vice President, Secretary & Treasurer

Date: November 28, 2006